Share Capital (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share Capital [Abstract]
Number of options, Outstanding at the beginning of the year | shares	697,595
Number of options, Granted | shares	482,673
Number of options, Options forfeited | shares	(158,351)
Number of options, Outstanding at the ending of the year | shares	1,021,917
Number of options, Vested or expected to vest | shares	922,115
Number of options, Exercisable | shares	689,244
Weighted average exercise price, Outstanding at the beginning of the year | $ / shares	$ 0.57
Weighted average exercise price, Granted | $ / shares	0.56
Weighted average exercise price, Options forfeited | $ / shares	0.92
Weighted average exercise price, Outstanding at the end of the year | $ / shares	0.51
Weighted average exercise price, Vested or expected to vest | $ / shares	0.53
Weighted average exercise price, Exercisable | $ / shares	$ 0.57
Weighted average remaining contractual term, Outstanding at the end of the year	5 years
Weighted average remaining contractual term, Vested or expected to vest	4 years 9 months 26 days
Weighted average remaining contractual term, Exercisable	4 years 2 months 5 days
Aggregate intrinsic-value, Outstanding | $	$ 517,959
Aggregate intrinsic-value, Vested or expected to vest | $	455,499
Aggregate intrinsic-value, Exercisable | $	$ 309,760